Income Taxes - Components of Income Tax Benefit (Expense) by Taxing Jurisdiction (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components Of Income Tax Expense Benefit [Line Items]
Total income tax benefit (expense)	$ 0	$ 0	$ 0